INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Inventories
Total inventories	¥ 24,712,322	$ 3,582,950	¥ 21,642,654
Cost
Inventories
Raw materials	7,322,376		6,568,752
Work-in-progress	11,660,396		10,512,450
Finished goods	6,177,766		4,639,875
Spare parts	622,541		645,564
Packaging materials and others	162,874		26,351
Total inventories	25,945,953		22,392,992
Provision for impairment
Inventories
Total inventories	¥ (1,233,631)		¥ (750,338)	¥ (616,680)